Note 6 - Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2016	2017	2018
Accounts receivable	-	¥275,671	¥287,812
Other current assets	-	889,061	2,253,882
Accounts payable	-	3,970,794	4,103,560
Capital lease obligations	-	2,771,532	3,088,795
Revenues	¥3,129,622	3,440,263	3,902,856
Costs	24,268,440	31,991,750	36,729,517
Interest expense	30,370	48,234	64,795

Equity Method Investments [Table Text Block]
	Thousands of Yen
	2017		2018

Multifeed	34.00%	¥1,642,171	34.00%	¥1,806,472
i-revo	30.00	751,784	30.00	767,197
Trinity	33.75	183,403	33.75	227,470
Appiaries	49.00	16,409	-	-
BIZNET	40.00	182,514	40.00	249,840
KIS	39.30	55,627	39.30	59,467
Leap Solutions	40.00	227,430	40.00	201,448
JOCDN	50.00	90,837	20.00	132,270
DeCurret	-	-	35.00	1,802,149

Total		¥3,150,175		¥5,246,313

Equity Method Investee [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Accounts receivable	-	¥150,755	¥183,023
Accounts payable	-	50,733	98,306
Revenues	¥666,554	683,332	863,818
Costs and expenses	502,340	527,431	1,107,344